[Zurich Kemper Life Letterhead]





Via EDGAR

April 4, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  KILICO Variable Annuity Separate Account of
          Kemper Investors Life Insurance Company
          SEC File Nos. 2-72671 and 811-3199

Commissioners:

Enclosed for filing pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended, is a prospectus supplement dated April 4, 2001 to the Kemper Advantage III Variable Annuity prospectus dated May 1, 2000.

Please call the undersigned at 847-969-3668 if there are any questions.

Yours truly,

/s/ Terry R. Young

Terry R. Young
Senior Counsel

Enclosures

TRY/mrs


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                        SUPPLEMENT DATED APRIL 4, 2001
                      TO PROSPECTUS DATED MAY 1, 2000 FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
------------------------------------------------------------------------------
                              PERIODIC PAYMENT
                         VARIABLE ANNUITY CONTRACTS
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                            KEMPER ADVANTAGE III
                                 Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                    of
                   KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends certain information contained in your Prospectus concerning the Subaccounts that are available under the Contract. Please read it carefully and keep it with your Prospectus for future reference.

Contract Owners provided voting instructions at a meeting of shareholders of Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio, and Kemper Horizon 20+ Portfolio (the "Portfolios") adjourned to March 29, 2001, approving the merger of each of the Portfolios into the Kemper Total Return Portfolio effective April 30, 2001 (the "Merger").

As a result of the Merger, all transactions involving the Portfolios executed after the close of business on April 27, 2001, will be processed into or through the Kemper Total Return Portfolio. Thus, all Purchase Payments, transfers, withdrawals, Dollar Cost Averaging, and other transactions that previously involved the Subaccounts investing in the Portfolios will be processed through a Subaccount investing in the Kemper Total Return Portfolio, unless Contract Owners instruct us otherwise.